Schedule of investments
Delaware Tax-Free USA Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.58%
Education Revenue Bonds — 10.86%
Arizona Industrial Development Authority Revenue
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	$ 818,324
Series A 2.375% 7/1/52	1,295,000	766,342
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	3,560,000	3,112,472
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	7,880,000	8,940,018
Series C 4.00% 3/1/47	3,000,000	2,922,630
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,252,000
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,029,460
5.25% 7/1/57	4,000,000	4,103,000
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	4,917,200
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	6,500,000	7,591,610
Series V-1 5.00% 5/1/49	14,555,000	16,930,667
Series V-2 2.25% 4/1/51	500,000	312,130
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	4,280,000	4,116,333
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,412,530
Chicago City, Illinois Board of Education Dedicated Capital Improvement Tax
(Dedicated Revenues) 5.75% 4/1/48	1,850,000	1,986,475
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax
ICE 5.75% 4/1/48 (BAM)	2,000,000	2,159,220
NQ- DA [1123] 0124 (3318231)    1

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Clemson University
(Byrnes Hall Project) Series A 4.125% 5/1/53	2,000,000	$ 1,941,500
Florida Development Finance Surface Transportation Facilities Revenue
(Mater Academy Projects) Series A 4.00% 6/15/52	1,535,000	1,273,405
Indiana Finance Authority Revenue
(CHF - Tippecanoe, L.L.C. - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	2,410,375
Series A 5.125% 6/1/58	5,350,000	5,210,632
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	2,455,000	2,346,317
Massachusetts Development Finance Agency Revenue
Series A 5.00% 7/15/40	5,000,000	5,928,300
Massachusetts State College Building Authority Revenue
(Community College Program) Series 3 4.125% 5/1/50	1,855,000	1,795,547
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue
(Belmont University) 5.25% 5/1/48	1,500,000	1,589,745
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	4,987,327
Public Finance Authority Project Revenue Bonds
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	2,994,724
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,339,320
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	8,670,000	9,956,801
2    NQ- DA [1123] 0124 (3318231)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Washington Higher Education Facilities Authority Revenue
4.00% 4/1/47	6,475,000	$ 6,037,420
		113,181,824
Electric Revenue Bonds — 2.48%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/43	2,000,000	2,047,860
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project M) 4.00% 1/1/59	9,000,000	8,071,740
New York Power Authority Revenue
Series A 4.00% 11/15/55	3,885,000	3,743,469
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	925,412
Series A 5.05% 7/1/42 ‡	100,000	25,250
Series A 6.75% 7/1/36 ‡	1,725,000	435,563
Series AAA 5.25% 7/1/25 ‡	285,000	71,963
Series CCC 5.25% 7/1/27 ‡	2,005,000	506,262
Series TT 5.00% 7/1/32 ‡	2,705,000	683,012
Series WW 5.00% 7/1/28 ‡	510,000	128,775
Series WW 5.25% 7/1/33 ‡	2,485,000	627,462
Series XX 4.75% 7/1/26 ‡	390,000	98,475
Series ZZ 4.75% 7/1/27 ‡	305,000	77,013
Series ZZ 5.25% 7/1/24 ‡	395,000	99,738
Salt River, Arizona Project Agricultural Improvement & Power District Revenue
Series A 5.00% 1/1/50	5,000,000	5,424,750
Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	2,833,950
		25,800,694
Healthcare Revenue Bonds — 15.76%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/46	1,750,000	1,317,855
Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,056,112
Series D 7.25% 1/1/52	1,980,000	1,236,174
NQ- DA [1123] 0124 (3318231)    3

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	225,000	$ 112,113
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.00% 1/1/49	300,000	154,617
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	7,560,000	6,910,142
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System) Series A 3.00% 8/15/51 (BAM)	4,000,000	3,093,640
(CommonSpirit Health)
Series A 4.00% 4/1/45	3,470,000	3,312,150
Series A 4.00% 4/1/49	5,000,000	4,698,050
(Kaiser Permanente) Series A-2 5.00% 11/1/47	22,465,000	25,480,701
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	2,044,319
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	1,500,000	1,073,940
Series A 4.00% 11/15/43	4,155,000	3,960,463
Series A 4.00% 11/15/46	3,000,000	2,826,300
Series A 4.00% 11/15/50	2,500,000	2,299,525
(CommonSpirit Health)
Series A-2 4.00% 8/1/49 (BAM)	7,925,000	7,284,898
Series A-2 5.00% 8/1/44	2,290,000	2,338,181
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,905,000	1,520,476
Hamilton County, Ohio Hospital Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	6,460,000	7,031,129
Health and Educational Facilities Authority of the State of Missouri Health Facilities Revenue
(Mercy Health)
4.00% 6/1/53	5,000,000	4,561,950
4.00% 6/1/53 (BAM)	2,440,000	2,294,186
4    NQ- DA [1123] 0124 (3318231)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hillsborough County, Florida Industrial Development Authority Hospital Revenue Bonds
(Tampa General Hospital Project) Series A 3.50% 8/1/55	13,915,000	$ 10,333,001
Illinois Finance Authority Revenue
(Northshore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	8,775,000	9,204,887
(Shedd Aquarium Society Project) 5.00% 6/1/44	1,500,000	1,575,825
Jacksonville, Alabama Public Educational Building Authority Revenue
(Jsu Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,500,000	1,597,005
Jefferson County, Washington Public Hospital District No. 2
Series A 6.875% 12/1/53	3,000,000	3,014,130
Lake County, Ohio Port & Economic Development Authority Revenue
Series A 144A 6.75% 12/1/52 #	1,300,000	377,000
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,285,875
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health) Series A 4.00% 1/1/44	2,500,000	2,400,225
Michigan Finance Authority Hospital Revenue
(Henry Ford Health System) Series A 4.00% 11/15/50	1,500,000	1,326,345
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	4,950,000	4,238,338
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 6.125% 7/1/50	1,895,000	1,342,077
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,290,507
NQ- DA [1123] 0124 (3318231)    5

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	3,500,000	$ 2,433,900
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50 (AGM)	12,640,000	9,041,518
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,110,850
Ohio State Hospital Facilities Revenue
(Cleveland Clinic Health System Obligated Group) Series B 4.00% 1/1/42	1,900,000	1,874,369
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	2,035,000	1,587,280
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	1,252,406
Series A 144A 6.75% 12/1/53 #	3,765,000	1,435,406
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	3,300,000	3,123,846
Series A 4.00% 5/15/53	5,000,000	4,480,350
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,055,000	2,307,625
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,395,000	771,463
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	3,700,000	4,063,266
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) 4.00% 12/1/41	2,500,000	2,133,825
Westchester County Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AGM)	1,250,000	1,291,250
6    NQ- DA [1123] 0124 (3318231)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.75% 11/1/53 (AGM)	2,500,000	$ 2,752,050
		164,251,540
Housing Revenue Bonds — 4.64%
Alaska Housing Finance Revenue
(Veterans Mortgage Program)
4.60% 12/1/50	5,585,000	5,476,595
4.65% 12/1/52	4,965,000	4,991,861
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	3,000,000	3,127,830
CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	848,107
Illinois Housing Development Authority Revenue
(Social Bonds) Series K 5.25% 10/1/43	4,000,000	4,198,520
Maryland Community Development Administration Revenue
4.50% 9/1/49	3,250,000	3,202,225
Nebraska Investment Finance Authority Single Family Housing Revenue
(Social Bonds) Series G 5.40% 9/1/53	5,000,000	5,152,250
New Mexico Mortgage Finance Authority Revenue
(Single Family Mortgage Program) 4.70% 9/1/53	1,500,000	1,512,180
North Dakota Housing Finance Agency Revenue
(Home Mortgage Financial Program) 4.55% 7/1/48	4,250,000	4,232,320
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series A 5.00% 10/1/50	3,660,000	3,747,437
(Social Bonds) 5.45% 4/1/51	3,000,000	3,126,330
Rhode Island Housing & Mortgage Finance Revenue
Series A 4.65% 10/1/53	8,000,000	7,991,520
NQ- DA [1123] 0124 (3318231)    7

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.85% 7/1/48	725,000	$ 739,036
		48,346,211
Industrial Development Revenue/Pollution ControlRevenue Bonds — 16.35%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	6,400,000	384,000
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
144A 12.00% 7/1/48 #	5,000,000	5,197,750
Series A 144A 6.875% 7/1/48 (AMT) #	6,500,000	6,694,610
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	15,360,000	11,171,021
Series A-2 4.00% 6/1/48	9,975,000	8,741,092
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) 144A 8.00% 1/1/50 (AMT) #, •	2,750,000	2,785,200
Chandler city, Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 2 5.00% 9/1/52 (AMT) •	3,000,000	3,098,070
Erie, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.242% 6/1/60 #, ^	65,340,000	3,825,004
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	5,660,000	3,669,887
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	10,435,000	10,480,497
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	2,555,000	2,472,754
George L Smith II Georgia World Congress Center Authority Revenue
(Convention Center Hotel 1st Tier) Series A 4.00% 1/1/54	20,715,000	17,261,395
8    NQ- DA [1123] 0124 (3318231)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Illinois Finance Authority Revenue
(Shedd Aquarium Society Project) 5.00% 6/1/47	1,125,000	$ 1,170,979
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #	2,580,000	1,886,238
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	8,469,977
Series F 144A 7.519% 6/1/57 #, ^	80,485,000	4,527,281
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	7,725,000	7,623,494
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	3,440,000	3,621,735
(Gas Project Revenue Bonds) Series A 5.00% 9/1/46	2,265,000	2,354,468
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,180,000	1,264,205
Series B 6.50% 11/1/39	4,015,000	4,937,607
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project) 144A 8.125% 1/1/50 (AMT) #, •	1,000,000	1,012,880
New York City Industrial Development Agency Revenue
0.000% 3/1/25 ^	3,175,000	3,041,237
0.000% 3/1/26 ^	3,185,000	2,951,635
0.000% 3/1/27 ^	3,000,000	2,693,010
New York Counties Tobacco Trust V Revenue
Series 4B 144A 0.00% 6/1/60 #, ^	393,200,000	16,447,556
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,715,068
Public Finance Authority, Wisconsin Revenue
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	5,145,000	5,017,764
NQ- DA [1123] 0124 (3318231)    9

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	6,725,000	$ 7,140,269
Southeast Energy Authority A Cooperative District Revenue
(Project No.2) Series B 4.00% 12/1/51 •	5,000,000	4,869,250
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien) Series C 7.084% 6/1/46 ^	13,510,000	2,447,607
(Capital Appreciation-3rd Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	339,783
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	7,775,000	7,076,416
		170,389,739
Lease Revenue Bonds — 8.29%
Illinois Finance Authority Revenue
(Provident Group–SCCIL Properties LLC – University Of Illinois Urbana-Champaign Project)
Series A 5.25% 10/1/53	1,000,000	1,064,000
Series A 5.25% 10/1/57	1,500,000	1,593,555
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	1,915,000	1,918,792
Metropolitan Pier & Exposition Authority, Illinois Revenue
5.75% 12/15/56 (AGM) ^	36,795,000	7,440,317
Series B 4.93% 12/15/51 (BAM) ^	12,975,000	3,394,390
(Capital Appreciation-McCormick) Series MC 0.00% 12/15/37 (BAM) ^	6,045,000	3,351,953
(McCormick Place Expansion Project)
5.92% 12/15/56 ^	5,000,000	969,550
Series A 4.00% 6/15/50 (BAM)	6,500,000	6,044,220
Series A 4.00% 6/15/52	14,490,000	13,027,234
Series B 3.65% 12/15/54 (BAM) ^	51,670,000	11,579,764
Series B 5.26% 12/15/54 ^	5,000,000	1,077,300
10    NQ- DA [1123] 0124 (3318231)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority Revenue
Series AA 4.00% 6/15/50 (BAM)	2,000,000	$ 1,902,520
(Transportation System) Series A 5.396% 12/15/39 (BAM) ^	25,700,000	13,248,864
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	16,960,000	12,754,598
Tucson, Arizona Industrial Development Authority Revenue
Series A 4.90% 7/1/54	1,350,000	1,373,760
Virginia College Building Authority Revenue
(21st Century College And Equipment Programs) 5.25% 2/1/42	5,000,000	5,653,250
		86,394,067
Local General Obligation Bonds — 2.82%
County Of Wake, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	5,351,400
Dallas Independent School District, Texas
4.00% 2/15/53 (PSF)	2,000,000	1,956,540
Galveston Independent School District, Texas
4.00% 2/1/47 (PSF)	2,500,000	2,448,350
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	1,974,742
Mechanicsburg, Pennsylvania Area School District
Series AA 4.00% 5/15/50	2,875,000	2,735,016
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	3,000,000	3,105,990
MIDA Golf and Equestrian Center Public Infrastructure District
144A 4.625% 6/1/57 #	2,000,000	1,386,740
Multnomah County School District No. 40
Series A 0.00% 6/15/51 ^	3,000,000	727,290
Palomar Health
Series A 0.000% 8/1/31 ^	3,315,000	2,532,495
Series A 0.000% 8/1/32 ^	5,000,000	3,667,550
Series A 0.000% 8/1/33 ^	5,000,000	3,518,750
		29,404,863
NQ- DA [1123] 0124 (3318231)    11

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 1.25%
Central Texas Turnpike System
Series A 0.00% 8/15/26 ^	1,340,000	$ 1,230,937
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 §	7,000,000	7,677,600
Washington State Housing Finance Commission Revenue
(Heron's Key) Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	4,076,759
		12,985,296
Resource Recovery Revenue Bond — 0.10%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,550,000	991,241
		991,241
Special Tax Revenue Bonds — 19.79%
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	716,670
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	25,000,000	4,593,500
Commonwealth of Puerto Rico Revenue
3.018% 11/1/43 •	41,557,676	21,661,939
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	44,934,343	39,542,222
Indianapolis Local Public Improvement Bond Bank
Series F1 5.25% 3/1/67 (BAM)	4,000,000	4,145,280
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands Revenue
Series A 5.00% 10/1/39	2,205,000	2,171,660
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
(Stadium Project Senior Lien)
Series A 5.25% 7/1/53 (AGM)	4,000,000	4,311,880
Series A 5.25% 7/1/56 (AGM)	4,500,000	4,835,610
12    NQ- DA [1123] 0124 (3318231)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Miami-Dade County, Florida Special Obligation Revenue
4.56% 10/1/45 ^	5,000,000	$ 1,759,300
5.15% 10/1/42 (BAM) ^	2,585,000	1,101,779
New York City Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	3,066,040
New York Convention Center Development Corporate Senior Lien Revenue
(Hotel Unit Fee Secured) Series B 2.873% 11/15/55 (BAM) ^	2,585,000	489,340
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series A 4.00% 3/15/49	3,450,000	3,334,425
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	2,500,000	1,862,800
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	3,000,000	2,202,180
Public Finance Authority, Wisconsin Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,645,000	1,509,518
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	17,300,000	16,372,201
Series A-1 5.00% 7/1/58	11,562,000	11,239,073
Series A-1 5.556% 7/1/46 ^	153,255,000	45,224,018
Series A-1 6.00% 7/1/51 ^	155,269,000	33,780,324
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,322,363
		206,242,122
State General Obligation Bonds — 5.37%
California State
(Various Purpose)
5.00% 11/1/42	3,000,000	3,370,620
5.25% 10/1/50	4,750,000	5,326,697
NQ- DA [1123] 0124 (3318231)    13

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	14,700,000	$ 12,251,715
Illinois State
5.50% 5/1/39	3,725,000	4,072,207
Series A 4.00% 3/1/41	1,110,000	1,062,914
Series A 5.50% 3/1/47	9,500,000	10,183,715
Series B 5.50% 5/1/47	2,000,000	2,152,760
(Rebuild Illinois Program) Series B 4.00% 11/1/39	10,775,000	10,424,597
Maryland State
Series A 5.00% 3/15/26	2,000,000	2,096,180
Series A 5.00% 3/15/28	2,290,000	2,510,161
Washington State
Series B 5.00% 6/1/46	2,270,000	2,478,817
		55,930,383
Transportation Revenue Bonds — 9.79%
Colorado Regional Transportation District
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	1,995,000	1,910,651
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,547,062
Series B 5.50% 11/15/42 (AMT)	1,000,000	1,106,340
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,103,500
Foothill-Eastern, California Transportation Corridor Agency Revenue
(Junior Lien) Series C 4.00% 1/15/43	1,725,000	1,667,765
(Senior Lien) Series A 4.00% 1/15/46	1,000,000	960,950
Georgia Ports Authority Revenue
4.00% 7/1/52	1,200,000	1,163,016
Harris County, Texas Toll Road First Lien Revenue and Refunding
4.00% 8/15/50	3,175,000	3,071,622
Harris County, Texas Toll Road Senior Lien Revenue and Refunding
Series A 5.00% 8/15/27	1,000,000	1,077,250
14    NQ- DA [1123] 0124 (3318231)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AGM) (AMT)	2,450,000	$ 2,490,719
Lee County, Florida Airport Revenue
Series B 4.00% 10/1/51 (AMT)	4,430,000	3,894,014
Los Angeles, California Department of Airports Revenue
Series C 4.00% 5/15/50 (AMT)	4,365,000	4,049,803
Subseries F 4.00% 5/15/49 (AMT)	2,500,000	2,313,975
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,080,240
Metropolitan Transportation Authority Revenue, New York
(Green Bonds) Subseries A-2 4.00% 11/15/41	1,370,000	1,307,131
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,369,650
Monroe Country, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/42 (AMT)	1,505,000	1,533,730
Series 2022 5.00% 10/1/52 (AMT)	2,445,000	2,454,218
Series 2022 5.25% 10/1/47 (AMT)	1,100,000	1,126,257
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.375% 10/1/45 (AMT)	7,825,000	7,063,627
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project) 5.125% 6/30/60 (AGM) (AMT)	7,500,000	7,553,491
North Texas Tollway Authority Revenue
Series A 4.00% 1/1/44	5,750,000	5,618,900
Pennsylvania Turnpike Commission
Series C 6.25% 6/1/33 (AGM)	4,000,000	4,306,400
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	1,370,000	1,392,345
NQ- DA [1123] 0124 (3318231)    15

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity) Series B 4.00% 8/1/47 (AMT)	1,500,000	$ 1,393,515
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/42 (AMT)	3,055,000	3,116,742
Series A 5.00% 7/1/51 (AMT)	3,000,000	3,081,420
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	7,000,000	6,328,910
San Francisco City & County, California Airports Commission Revenue
Second Series E 5.00% 5/1/50 (AMT)	3,825,000	3,892,205
Series A 4.00% 5/1/49 (AMT)	4,000,000	3,685,480
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	5,000,000	5,424,250
State of Oregon Department of Transportation Highway User Tax Revenue Senior Lien
Series A 5.25% 11/15/47	3,250,000	3,601,585
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	5,000,000	5,289,800
		101,976,563
Water & Sewer Revenue Bonds — 2.08%
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 4.00% 9/1/58 (BAM)	1,000,000	983,650
San Antonio, Texas River Authority Wastewater System Revenue
4.125% 1/1/42 (BAM)	885,000	873,725
4.25% 1/1/43 (BAM)	925,000	923,104
4.25% 1/1/44 (BAM)	965,000	956,141
4.375% 1/1/45 (BAM)	1,005,000	1,005,372
4.375% 1/1/46 (BAM)	1,050,000	1,043,899
4.50% 1/1/47 (BAM)	1,095,000	1,099,544
4.50% 1/1/48 (BAM)	1,145,000	1,146,901
16    NQ- DA [1123] 0124 (3318231)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	12,500,000	$ 13,604,625
		21,636,961
Total Municipal Bonds (cost $1,049,348,871)		1,037,531,504

Short-Term Investments — 0.46%
Variable Rate Demand Notes — 0.46%¤
Los Angeles, California Department of Water & Power Revenue
Subordinate Series B-3 2.50% 7/1/34 (SPA - Barclays Bank)	700,000	700,000
Phoenix, Arizona Industrial Development Authority Revenue
(Mayo Clinic) Series B 3.40% 11/15/52 (SPA - Northern Trust)	3,100,000	3,100,000
University of Delaware Revenue
3.20% 11/1/35 (SPA - TD Bank N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $4,800,000)		4,800,000
Total Value of Securities—100.04% (cost $1,054,148,871)		1,042,331,504

Liabilities Net of Receivables and Other Assets—(0.04)%		(396,851)
Net Assets Applicable to 101,804,708 Shares Outstanding—100.00%		$1,041,934,653
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $100,322,653, which represents 9.63% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
NQ- DA [1123] 0124 (3318231)    17

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
18    NQ- DA [1123] 0124 (3318231)